PREPAID LICENSING AND ROYALTY FEES	12 Months Ended
Dec. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
PREPAID LICENSING AND ROYALTY FEES

NOTE 3. PREPAID LICENSING AND ROYALTY FEES

The following table summarizes changes to our Company’s prepaid licensing and royalty fees:

(in US$ thousands)	2019	2020	2021
Balance at beginning of year	$435	$44	$130
Addition	205	340	98
Amortization and usage	(511)	(254)	(193)
Impairment charges	(85)	—	—
Balance at end of year	$44	$130	$35

At the end of 2019, 2020 and 2021, we recognized impairment losses of $85 thousand, $0 thousand and $0, respectively, for the prepaid licensing and royalty fees related to certain licensed games that we stopped operating or for which the carrying amounts of the related assets were determined not to be recoverable from their expected future undiscounted cash flows.